VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Total assets	111,978,182	99,468,575	15,288,041
Total liabilities	328,689,556	335,667,587	51,591,163

	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	RMB	US$

				(Note 3)
Net Revenue	34,390,944	38,445,435	19,995,118	3,073,193
Net loss	(95,285,846)	(80,050,853)	(71,839,112)	(11,041,469)